Employee Benefit Plan, Description of Plan (Details)	12 Months Ended
Dec. 31, 2025
Trane Technologies plc
EBP, Description of Plan [Line Items]
EBP, Description of Plan

1	Description of the Plan
The following brief description of the Trane Technologies Retirement Savings Plan for Participating Affiliates in Puerto Rico (the “Plan”) provides only general information. More complete descriptions are found in the governing Plan documents and the summary plan description.
History
The Plan is sponsored by Thermo King Puerto Rico Manufactura, Inc., a subsidiary of Trane Technologies plc, covering all full-time and part-time regular employees of Thermo King Puerto Rico Manufactura, Inc. and participating affiliates who work and reside in Puerto Rico. Trane Technologies plc, Thermo King Puerto Rico Manufactura, Inc. and its participating affiliates, including Trane Puerto Rico LLC are referred to herein as the "Company". The Company established the Plan effective November 1, 1997, and the Plan was last amended and restated effective January 1, 2011.
General
The Plan is a defined contribution plan with a cash or deferred arrangement feature generally covering eligible employees of the Company, as defined in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Fidelity Workplace Services LLC (“Fidelity”) is the Plan’s recordkeeper and custodian. Banco Popular de Puerto Rico (“BPPR”) serves as trustee for the Plan. The Plan’s assets are part of the Trane Technologies Employee Savings Plan Master Trust ("Master Trust").
The Benefits Administration Committee of Trane Technologies Company LLC (the “Committee”) administers the Plan and is responsible for carrying out the provisions thereof on behalf of the Company. The Benefits Design Committee of Trane Technologies plc approves recommended design changes to the Plan. The Plan requires that Trane Technologies stock be an investment option under the Plan. The other investment options available under the Plan from time to time are selected by the Benefits Investment Committee of Trane Technologies plc (the "BIC"). The BIC monitors the investment options offered in the Plan. Participants direct investments among the Plan's investment options. The Plan is intended to meet the requirements and regulations of ERISA Section 404(c).
Contributions
For those employees who are eligible to participate in the Plan, there is automatic enrollment whereby a new employee is automatically enrolled in the Plan with a 4% pre-tax contribution on eligible compensation, as defined, and such contribution is invested in a default investment option selected by the Trane Technologies plc BIC. Plan participants may elect to contribute on a pre-tax basis from 1% to 50% of their total eligible compensation including certain bonuses, as defined, subject to the limits imposed by Section 1165(e)(7)(A) of the Puerto Rico Internal Revenue Code (the "PR IRC"). The participants may also elect to contribute a percentage of their total eligible compensation including bonuses, as defined, as an additional after-tax contribution, subject to tax law limits. The Company contributes a matching amount equal to 100% of the employee’s contribution not to exceed 6% of total eligible compensation, as defined, for a participating employee. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Contributions are subject to various limitations to ensure compliance with the requirements of the PR IRC. Participants may change their contribution amounts in accordance with the administrative procedures established by the Committee. Participants receive a non-matching company contribution of 2% of eligible compensation, as defined. All company contributions are made in cash and invested in the same manner as the participant contributions; if a participant does not have an investment election on file, Company contributions are invested in the Plan's default investment fund which is the target date retirement fund corresponding to the employee's target retirement date based on date of birth.
Participants may change their contribution amounts at any time by contacting Fidelity. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan’s assets are held in the Master Trust, together with assets from other participating defined contribution plans sponsored by the Company or its affiliates and intended to qualify under Section 1081 of the PR IRC.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contribution and (b) Plan earnings (losses) net of investment management fees. Each participant’s account is charged with participant withdrawals and disbursements and applicable administrative expenses. Allocations are based on participant contributions, earnings or account balances, as defined. The benefit which a participant is entitled to receive is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their contributions and Company matching contributions plus actual earnings thereon. Company basic contributions made to union employees under the Plan remain subject to a three year vesting schedule. Company non-matching contributions are vested after three years of service or upon attainment of age 65 (while employed), death (while employed) or disability (while employed).
Notes Receivable from Participants
Subject to certain limitations, participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of (a) $50,000 reduced by their highest outstanding loan balance during the preceding twelve month period or (b) 50% of their total eligible account balance. Loans bear interest at a fixed rate which is equal to the prime rate as quoted by Fidelity on a monthly basis, plus 1% (rounded to the nearest 0.25%). At December 31, 2025, outstanding loans bore interest rates ranging from 4.25% to 9.50%. Loan terms range from one to five years. Effective January 1, 2010, a loan to acquire a principal residence may be for a term of up to 15 years. The loans are collateralized by the balance in the participant’s account. Principal and interest are paid ratably through payroll deductions.
Forfeited Accounts
Forfeited non-vested amounts are used to reduce future employer contributions. At December 31, 2025 and 2024, forfeited non-vested balances were $7,977 and $1,761, respectively. In 2025 and 2024, employer contributions were reduced by $26,248 and $42,187, respectively from forfeited non-vested accounts.
Participant Withdrawals and Distributions
On termination of service, Plan distributions may be in the form of a lump sum or in installments in such other manner that the Plan may permit. In the case of an employee’s termination because of death, the entire account balance is paid to the designated beneficiary under the Plan or, if none is designated, pursuant to the terms of the Plan. In case of termination because of any reasons other than death, the participant is entitled to the vested balance. The participants may, under certain conditions, take in-service withdrawals from the Plan while employed, subject to certain limitations as to purpose and source of the funds.
Subsequent Event
The Plan has evaluated subsequent events through June 22, 2026, the date the financial statements were issued.

The Benefits Design Committee amended the Plan at its April 21, 2026 meeting to provide that forfeitures will be used first to make restorations, second to settle plan expenses, third to offset Company contributions, and, to the extent that there are any remaining forfeitures, such forfeitures will be allocated to participants’ accounts.